Employee Benefits (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Employee benefits [Abstract]
Current	$ 977,858	$ 5,965,581
Non-current	34,274,997	35,678,357
Total	$ 35,252,855	$ 41,643,938